Stockholders' Equity (Details Narrative) - USD ($)					1 Months Ended		3 Months Ended		12 Months Ended
		Apr. 14, 2016	Mar. 10, 2016	May 22, 2015	Sep. 30, 2015	May 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 15, 2016
Number of additional shares authorized											310,000,000
Common stock, authorized							45,000,000		45,000,000	45,000,000	300,000,000
Preferred stock, par value (in dollars per share)							$ 0.001		$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized							5,000,000		5,000,000	5,000,000	10,000,000
Number of blank check preferred stock authorized											50,000,000
Blank check common stock, authorized											45,000,000
Blank check preferred stock, authorized											5,000,000
Preferred stock, issued							0		0	0
Preferred stock, outstanding							0		0	0
Number of shares granted									380,000
Stock based compensation expense									$ 1,548,779	$ 414,597
Stock based compensation							$ 597,880	$ 704,220	3,906,111	849,625
Restricted Stock [Member]
Grant date fair value of common shares issued upon services	[1]						$ 5,750,704		$ 8,733,441
Number of shares granted							2,244,055		2,144,055
Stock based compensation expense							$ 518,332	697,180	$ 3,223,398	821,617
2015 Stock Incentive Plan [Member]
Grant date fair value of common shares issued upon services							401,600		579,200
Unrecognized stock based compensation expense							2,600,000		52,800
Number of stock authorized				1,200,000
Expiration period				7 years
Total intrinsic value of options exercisable							$ 803,200		$ 1,158,400
Unrecognized stock based compensation expense amortized period							3 years 5 months 9 days		2 years 1 month 20 days
Stock based compensation							$ 18,663	$ 7,040	$ 27,932	28,008
2015 Stock Incentive Plan [Member] | Four Non Employee Directors [Member]
Number of shares granted						160,000
2015 Stock Incentive Plan [Member] | Employee Stock Option [Member]
Expiration period				5 years
Percentage of awards grant under the plan				10.00%
2015 Stock Incentive Plan [Member] | Restricted Stock [Member]
Number of shares granted							1,271,378		1,352,265
Accrued stock compensation expenses							$ 342,997		$ 399,157	$ 179,079
Description of award vesting amendment terms

The Company has the right to repurchase some or all of such shares in certain circumstances upon termination of the recipient’s service with the Company, for up to 60 months from the date of termination (“repurchase option”).

The Company has the right to repurchase some or all of such shares in certain circumstances upon termination of the recipient’s service with the Company, for up to 60 months from the date of termination (“repurchase option”).

Award vesting percent on third anniversary					75.00%
Remaining award vesting percent on fourth anniversary					25.00%
Unrecognized stock based compensation expense							$ 3,300,000		$ 3,966,899
Private placement offering (the "March 2016 Offering") [Member]
Number of common stock issued upon transaction			494,125
Purchase price (in dollars per share)			$ 1.60
Gross proceeds from offering			$ 790,600
Private Placement Offering (the "April 2016 Offering") [Member]
Number of common stock issued upon transaction		1,741,185
Purchase price (in dollars per share)		$ 1.60
Gross proceeds from offering		$ 2,785,896
Private placement offering (the "2016-2017 Offering'') [Member] | Accredited Investors [Member]
Number of common stock issued upon transaction									2,142,000
Purchase price (in dollars per share)									$ 5.00
Private placement offering (the "2016-2017 Offering'') [Member] | Placement Agents [Member]
Gross proceeds from offering									$ 16,700,000
commissions and expenses									$ 1,300,000
Private placement offering (the "2017 Offering Price'') [Member] | Accredited Investors [Member]
Number of common stock issued upon transaction									663,000
Purchase price (in dollars per share)									$ 9.00

[1]	The fair value of the restricted stock awards as shown above is based on either the balance sheet date for consultants or grant date for employees.